Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net loss		$ (3,780,222)
Add (deduct) items not affecting cash:
Income from investments	$ (1,011,463)	(787,597)
Depreciation	170,399	196,539
Loss on disposal of property, plant and equipment	21,431
Share-based compensation	1,441,940	1,611,845
Foreign exchange gain	(772,886)	(1,408,140)
Changes in non-cash operating working capital	(90,195)	165,280
Interest received	937,453	741,190
Net cash used in operating activities	(3,493,689)	(3,261,105)
Mineral property interest
Capital expenditures	(3,864,923)	(2,968,726)
Property, plant and equipment
Additions	(34,413)	(85,120)
Proceeds on disposals	44,000
Equity investments
Proceeds on disposals	127,184	307,750
Net cash used in investing activities	(3,728,152)	(2,746,096)
Financing activities
Proceeds from issuance of common shares for bought deal, net of transaction and issuance costs	27,009,239
Proceeds from issuance of common shares for option exercised	1,994,238	6,346
Net cash provided by financing activities	29,003,477	6,346
Effect of exchange rate changes on cash	(56,266)	890,603
Increase (decrease) in cash	21,725,370	(5,110,252)
Cash and cash equivalents, beginning of the year	16,839,959	21,950,211
Cash and cash equivalents, end of the year	$ 38,565,329	$ 16,839,959